Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
NEOS Bitcoin High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Bitcoin High Income ETF
Class Name	NEOS Bitcoin High Income ETF
Trading Symbol	BTCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Bitcoin High Income ETF for the period of October 17, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/btci/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment#	Costs paid as a percentage of a $10,000 investment*
NEOS Bitcoin High Income ETF	$14	0.98%
[1]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/btci/ for more recent performance information.
Net Assets	$ 19,992,141
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$19,992,141
Number of Holdings	8
Portfolio Turnover	0%
30-Day SEC Yield	2.28%
30-Day SEC Yield Unsubsidized	2.28%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	61.9%
VanEck Bitcoin ETF	22.8%
Proshares Bitcoin ETF Purchased/Written Options	9.9%
First American Treasury Obligations Fund	1.5%
Northern U.S. Government Select Money Market Fund	0.8%

Updated Prospectus Web Address	www.neosfunds.com/btci/
NEOS Enhanced Income 1-3 Month T-Bill ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Class Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Trading Symbol	CSHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/cshi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 1-3 Month T-Bill ETF	$19	0.38%
[2]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/cshi/ for more recent performance information.
Net Assets	$ 493,964,536
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$493,964,536
Number of Holdings	23
Portfolio Turnover	0%
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.33%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bills	99.5%
First American Treasury Obligations Fund	0.4%
Northern U.S. Government Select Money Market Fund	0.2%
S&P 500 Index Purchased/Written Options	0.0%

Updated Prospectus Web Address	www.neosfunds.com/cshi/
NEOS Enhanced Income Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Aggregate Bond ETF
Class Name	NEOS Enhanced Income Aggregate Bond ETF
Trading Symbol	BNDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/bndi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Aggregate Bond ETF	$28	0.55%
[3]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/bndi/ for more recent performance information.
Net Assets	$ 60,545,517
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$60,545,517
Number of Holdings	10
Portfolio Turnover	0%
30-Day SEC Yield	3.05%
30-Day SEC Yield Unsubsidized	3.02%

Holdings [Text Block]

Top 10 Issuers
Vanguard Total Bond Market ETF	49.9%
iShares Core U.S. Aggregate Bond ETF	49.8%
Northern U.S. Government Select Money Market Fund	0.3%
First American Treasury Obligations Fund	0.1%
S&P 500 Index Purchased/Written Options	0.0%

Updated Prospectus Web Address	www.neosfunds.com/bndi/
NEOS Enhanced Income Credit Select ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Credit Select ETF
Class Name	NEOS Enhanced Income Credit Select ETF
Trading Symbol	HYBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF for the period of September 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/hybi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Credit Select ETF†	$19	0.77%
[4],[5],[6]
Expenses Paid, Amount	$ 19	[6]
Expense Ratio, Percent	0.77%	[4],[6]
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/hybi/ for more recent performance information.
Net Assets	$ 136,790,841
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$136,790,841
Number of Holdings	12
Portfolio Turnover	82%
30-Day SEC Yield	5.85%
30-Day SEC Yield Unsubsidized	5.82%

Holdings [Text Block]

Top 10 Issuers
iShares Broad USD High Yield Corporate Bond ETF	45.3%
SPDR Portfolio High Yield Bond ETF	25.2%
Xtrackers USD High Yield Corporate Bond ETF	25.1%
United States Treasury Bills	3.2%
First American Treasury Obligations Fund	0.7%
Northern US Government Money Market Fund	0.5%
S&P 500 Index Purchased/Written Options	0.0%

Updated Prospectus Web Address	www.neosfunds.com/hybi/
NEOS Nasdaq-100® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Class Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Trading Symbol	NUSI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF for the period of September 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/nusi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/nusi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® Hedged Equity Income ETF†	$17	0.68%
[7],[8],[9]
Expenses Paid, Amount	$ 17	[9]
Expense Ratio, Percent	0.68%	[7],[9]
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/nusi/ for more recent performance information.
Net Assets	$ 327,840,911
Holdings Count | $ / shares	105
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$327,840,911
Number of Holdings	105
Portfolio Turnover	1%
30-Day SEC Yield	0.11%
30-Day SEC Yield Unsubsidized	0.11%

Holdings [Text Block]

Top 10 Issuers
Apple, Inc.	8.7%
NVIDIA Corp.	8.1%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc.	4.9%
Alphabet, Inc.	4.7%
Broadcom, Inc.	4.7%
Tesla, Inc.	4.0%
Costco Wholesale Corp.	2.7%
Netflix, Inc.	2.4%

Updated Prospectus Web Address	www.neosfunds.com/nusi/
NEOS Nasdaq 100® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq 100® High Income ETF
Class Name	NEOS Nasdaq 100® High Income ETF
Trading Symbol	QQQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Nasdaq 100® High Income ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/qqqi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq 100® High Income ETF	$36	0.68%
[10]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/qqqi/ for more recent performance information.
Net Assets	$ 647,715,142
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$647,715,142
Number of Holdings	104
Portfolio Turnover	1%
30-Day SEC Yield	0.15%
30-Day SEC Yield Unsubsidized	0.15%

Holdings [Text Block]

Top 10 Issuers
Apple, Inc.	8.7%
NVIDIA Corp.	8.1%
Microsoft Corp.	7.6%
Alphabet, Inc.	4.9%
Meta Platforms, Inc.	4.9%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	4.6%
Tesla, Inc.	4.1%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.4%

Updated Prospectus Web Address	www.neosfunds.com/qqqi/
NEOS Russell 2000® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Russell 2000® High Income ETF
Class Name	NEOS Russell 2000® High Income ETF
Trading Symbol	IWMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Russell 2000® High Income ETF for the period of June 25, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/iwmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment#	Costs paid as a percentage of a $10,000 investment*
NEOS Russell 2000® High Income ETF	$27	0.58%
[11]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/iwmi/ for more recent performance information.
Net Assets	$ 119,390,677
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$119,390,677
Number of Holdings	4
Portfolio Turnover	2%
30-Day SEC Yield	0.71%
30-Day SEC Yield Unsubsidized	0.61%

Holdings [Text Block]

Top 10 Issuers
Vanguard Russell 2000 ETF	101.3%
First American Treasury Obligations Fund	0.2%
Russell 2000 Index Written Options	-1.4%

Updated Prospectus Web Address	www.neosfunds.com/iwmi/
NEOS S&P 500® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® High Income ETF
Class Name	NEOS S&P 500® High Income ETF
Trading Symbol	SPYI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS S&P 500® High Income ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/spyi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® High Income ETF	$36	0.68%
[12]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/spyi/ for more recent performance information.
Net Assets	$ 2,456,295,770
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$2,456,295,770
Number of Holdings	506
Portfolio Turnover	1%
30-Day SEC Yield	0.68%
30-Day SEC Yield Unsubsidized	0.68%

Holdings [Text Block]

Top 10 Issuers
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.8%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc.	1.7%
Broadcom, Inc.	1.4%
JPMorgan Chase & Co.	1.4%

Updated Prospectus Web Address	www.neosfunds.com/spyi/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
**	Amount shown reflects the expenses of the Fund from September 1, 2024 through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full six month period.

[5]
*	Annualized

[6]
†	The NEOS Enhanced Income Credit Select ETF acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a series of the WST Investment Trust (the “Predecessor Fund”), in tax-free reorganization on September 27, 2024. The fiscal year end of the NEOS Enhanced Income Credit Select ETF is May 31, whereas the fiscal year end of the Predecessor Fund was August 31.

[7]
**	Amount shown reflects the expenses of the Fund from September 1, 2024 through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full six month period.

[8]
*	Annualized

[9]
†	The NEOS Nasdaq-100® Hedged Equity Income ETF acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. The fiscal year end of the NEOS Nasdaq-100® Hedged Equity Income ETF is May 31, whereas the fiscal year end of the Predecessor Fund was August 31.

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized